INCOME TAX EXPENSES - Schedule of Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Profit before income tax expenses	$ 17,418,253	$ 34,264,184	$ 98,948,305
Income tax rate	35.00%	35.00%	35.00%
Income tax at the statutory tax rate	$ (6,096,389)	$ (11,992,464)	$ (34,631,906)
Adjustments for calculation of the effective income tax:
Recovery of tax losses / Unrecognized tax losses	1,063,259	(13,965,632)	(1,438,622)
Effects of inflation adjustments for accounting and tax purposes	(2,979,017)	(2,571,900)	(1,029,682)
Change in tax rate	(13,233)	3,000	(23,401,908)
Other non-taxable income or non-deductible expense, net	287,650	(110,433)	37,320
Total income tax	(7,737,730)	(28,637,429)	(60,464,798)
Income tax
Current	(3,809,918)	(12,782,304)	(40,269,309)
Deferred	(3,927,812)	(15,855,125)	(20,195,489)
Total income tax	$ (7,737,730)	$ (28,637,429)	$ (60,464,798)